Other Fixed Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Depreciation expense	$ 24,941	$ 25,799	$ 21,325
Net book value	238,480	246,783
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036	9,036
Additions	0	0
Disposals	0	0
Cost at end of period	9,036	9,036	9,036
Accumulated depreciation at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Accumulated depreciation at end of period	0	0	0
Net book value	9,036	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459	3,459
Additions	0	0
Disposals	0	0
Cost at end of period	3,459	3,459	3,459
Accumulated depreciation at beginning of period	724	602
Depreciation expense	125	122
Disposals	0	0
Accumulated depreciation at end of period	849	724	602
Net book value	2,610	2,735
Storage Facilities
Property Plant And Equipment [Line Items]
Cost at beginning of period	226,910	226,067
Additions	0	843
Disposals	0	0
Cost at end of period	226,910	226,910	226,067
Accumulated depreciation at beginning of period	5,591	415
Depreciation expense	5,181	5,176
Disposals	0	0
Accumulated depreciation at end of period	10,772	5,591	415
Net book value	216,138	221,319
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	21,583	21,118
Additions	177	771
Disposals	(160)	(306)
Cost at end of period	21,600	21,583	21,118
Accumulated depreciation at beginning of period	7,890	4,895
Depreciation expense	3,160	3,212
Disposals	(146)	(217)
Accumulated depreciation at end of period	10,904	7,890	4,895
Net book value	10,696	13,693
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	260,988	259,680
Additions	177	1,614
Disposals	(160)	(306)
Cost at end of period	261,005	260,988	259,680
Accumulated depreciation at beginning of period	14,205	5,912
Depreciation expense	8,466	8,510
Disposals	(146)	(217)
Accumulated depreciation at end of period	22,525	14,205	$ 5,912
Net book value	$ 238,480	$ 246,783